Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Stock compensation expense	$ 31	$ 26	$ 20
Tax benefit related to stock based compensation	$ 10	$ 9	$ 7
Exercise prices of stock options granted to employees and non employee directors	At least equal to 100% of the market value
Stock options granted contractual term	10 years
Employee purchase price	85% of the closing market price on the purchase date
Share issued, ESPP	300,000	200,000	200,000
Shares under Subscription, ESPP	200,000
Selling, General and Administrative Expenses
Stockholders Equity Note [Line Items]
Share-based compensation expense from continuing operations	50.00%	50.00%	50.00%
Cost of Sales
Stockholders Equity Note [Line Items]
Share-based compensation expense from continuing operations	25.00%	30.00%	30.00%
Research and Development Expenses
Stockholders Equity Note [Line Items]
Share-based compensation expense from continuing operations	25.00%	20.00%	20.00%
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to all unvested	$ 23
Weighted-average period for all unvested	1 year 9 months 18 days
Weighted average fair value	$ 70.89	$ 70.19	$ 58.36
Fair value of RSUs and restricted stock vested	$ 14	$ 9	$ 3
Employee Stock Option
Stockholders Equity Note [Line Items]
Total intrinsic value of stock options exercised	25	$ 25	$ 22
Unrecognized compensation cost related to all unvested	$ 15
Weighted-average period for all unvested	1 year 8 months 12 days
Performance Shares
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to all unvested	$ 2
Weighted-average period for all unvested	1 year 7 months 6 days
Weighted average fair value	$ 61.81
Performance Shares | Scenario 1
Stockholders Equity Note [Line Items]
Target service period	3 years
Employee Stock Purchase Plan
Stockholders Equity Note [Line Items]
Authorized shares available for future awards under the stock-based compensation plans				10,000,000
Stock Options And Restricted Stock Units To Employees
Stockholders Equity Note [Line Items]
Stock options and RSUs vesting period	One-third increments over a three-year period.